Commitments and Contingencies (Details)	Mar. 31, 2019 USD ($)
Contractual obligations due less than 1 year	$ 96,300
Contractual obligations due in 1-2 years
Contractual obligations due in 3-5 years
Contractual obligations due in more than 5 years
Total obligations	96,300
Office lease [Member]
Contractual obligations due less than 1 year	67,500
Contractual obligations due in 1-2 years
Contractual obligations due in 3-5 years
Contractual obligations due in more than 5 years
Total obligations	67,500
Note payable [Member]
Contractual obligations due less than 1 year	28,800
Contractual obligations due in 1-2 years
Contractual obligations due in 3-5 years
Contractual obligations due in more than 5 years
Total obligations	$ 28,800